Financial Instruments - Summary of Long Term Notes Payable (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 9,160,000,000	$ 9,303,000,000
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	6,511,000,000	6,203,000,000
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 31,000,000	4,000,000
Notes payable [member] | CEMEX SAB de CV November 2029 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Nov. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.45%
Maturity date	Nov. 19, 2029
Long term borrowings	$ 993,000,000	992,000,000
Notes payable [member] | CEMEX SAB de CV November 2029 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000,000,000
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 16, 2016
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.75%
Maturity date	Apr. 16, 2026
Long term borrowings	$ 997,000,000	996,000,000
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000,000,000
Notes payable [member] | CEMEX SAB de CV March 2026 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 400
Rate	3.125%
Maturity date	Mar. 19, 2026
Long term borrowings	$ 487,000,000	446,000,000
Notes payable [member] | CEMEX SAB de CV March 2026 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 449,000,000
Notes payable [member] | CEMEX Materials, LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 02, 2003
Issuer	CEMEX Materials LLC
Currency	Dollar
Principal amount	$ 150
Rate	7.70%
Maturity date	Jul. 21, 2025
Long term borrowings	$ 153,000,000	154,000,000
Notes payable [member] | CEMEX Materials, LLC July 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 150,000,000
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 750
Rate	6.125%
Maturity date	May 05, 2025
Repurchased amount	$ (750,000,000)
Long term borrowings		748,000,000
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,100
Rate	5.70%
Maturity date	Jan. 11, 2025
Repurchased amount	$ (29,000,000)
Long term borrowings	1,069,000,000	1,069,000,000
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,071,000,000
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Dec. 05, 2017
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 650
Rate	2.75%
Maturity date	Dec. 05, 2024
Long term borrowings	$ 792,000,000	726,000,000
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 729,000,000
Notes payable [member] | CEMEX Finance LLC June 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 14, 2016
Issuer	CEMEX Finance LLC
Currency	Euro
Principal amount	$ 400
Rate	4.625%
Maturity date	Jun. 15, 2024
Repurchased amount	$ (400,000,000)
Long term borrowings		447,000,000
Notes payable [member] | CEMEX Finance LLC April 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2014
Issuer	CEMEX Finance LLC
Currency	Dollar
Principal amount	$ 1,000
Rate	6.00%
Maturity date	Apr. 01, 2024
Repurchased amount	$ (1,000,000,000)
Long term borrowings		$ 621,000,000
Notes payable [member] | CEMEX SAB de CV September 2030 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 17, 2020
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.20%
Maturity date	Sep. 17, 1930
Long term borrowings	$ 995,000,000
Notes payable [member] | CEMEX SAB de CV September 2030 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000,000,000
Notes payable [member] | CEMEX SAB de CV June 2027 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 05, 2020
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.375%
Maturity date	Jun. 05, 2027
Long term borrowings	$ 994,000,000
Notes payable [member] | CEMEX SAB de CV June 2027 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000,000,000